DERIVATIVE FINANCIAL INSTRUMENTS - Income Statement Impacts Related to Derivatives Not Designated as Hedging Instruments (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended	2 Months Ended	12 Months Ended
	Dec. 28, 2013	Aug. 31, 2012	Dec. 28, 2013 Not Designated as Hedging Instrument Foreign Exchange Contracts Other, net	Dec. 29, 2012 Not Designated as Hedging Instrument Foreign Exchange Contracts Other, net	Dec. 28, 2013 Not Designated as Hedging Instrument Forward Contracts	Dec. 29, 2012 Not Designated as Hedging Instrument Forward Contracts	Dec. 28, 2013 Not Designated as Hedging Instrument Currency Swap [Member]	Dec. 29, 2012 Not Designated as Hedging Instrument Currency Swap [Member]
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Derivative, Notional Amount					$ 2,200.0	$ 4,300.0	$ 107.7	$ 105.6
Amount of gain (loss) recorded in Income on derivative, year to date	$ 8.1	$ 10.5	$ 39.6	$ 10.0